Long Term Payable	12 Months Ended
Jun. 30, 2026
Long Term Payable [Abstract]
LONG TERM PAYABLE

NOTE 9 – LONG TERM PAYABLE

On February 7, 2023, Beijing Haoxi signed an auto loan with Mercedes-Benz Auto Finance Co., Ltd. for RMB800,000 ($117,459) to purchase a car worth RMB1,000,000 ($146,823) with a down payment of RMB200,000 ($29,365). The loan repayment period is 3 years with a monthly installment of RMB24,698 ($3,626). Mr. Xu Lei was the guarantor. As of June 30, 2026 and 2025, long-term payable were $nil and $26,496, respectively. As of June 30, 2026 and 2025, the unrecognized financing expense amortized was $1,129 and $3,211, respectively. The remaining unrecognized financing expense was $nil and $1,105, respectively.

As of June 30, 2026
Long-term accounts payable-current	$—
Unrecognized financing expense	—
Long-term accounts payable-current, net	$—

As of June 30, 2025
Long-term accounts payable-current	$27,601
Unrecognized financing expense	(1,105)
Long-term accounts payable-current, net	$26,496